Note 12 - Related Party Transactions - Compensation to Key Management (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Management fees	$ 1,526,911	$ 925,125
Share-based payments	4,072,365	1,402,448
Key management personnel compensation	$ 5,599,276	$ 2,327,573